Loans Payable Related Parties	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]
Loans Payable Related Parties [Text Block]

Note 6 – Loans Payable – Related Parties

As at March 31, 2012, the loans payable included followings:

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Two separate loan agreements each in the amount of $25,000 entered into with shareholders of the Company. The amount of each loan is unsecured and non-interest bearing. Each loan shall be converted to common stock of the Company at the same per share price applicable to the next issuance by the Company of common shares (the “Next Equity Financing”). Such conversions shall take place contemporaneous with the closing of the Next Equity Financing with the subject common shares being issued to such persons as directed by the lender. The loans do not entail any fixed repayment term and shall be retired upon the loan conversion.

-	$400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

As at March 31, 2012, the Company’s intent towards the two loans of $25,000 each is to issue common shares of the Company at the same per share price applicable to the next issuance by the Company of common shares. Therefore, the Company has considered the loan amounts ($50,000 in aggregate) as share subscriptions received and reclassified such amount as part of shareholders’ equity.

Note 6 – Loans Payable – Related Parties

As at December 31, 2011, the loans payable included followings:

  $25,000 payable to a shareholder of the Company. The amount is unsecured and non-interest bearing and due on demand.
  $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2011, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.68% thereby leading to the recognition of interest expense of $6,199. A corresponding amount was classified as additional paid-in capital.

Note 5 – Loans Payable – Related Parties

As at December 31, 2010, the loans payable included the following:

  $56,462 payable to a shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.
  $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2010, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.5% thereby leading to the recognition of interest expense of $3,009. A corresponding amount was classified as additional paid-in capital.

Note 3 – Loans Payable

During the period, the Company borrowed $2,142 from an independent third party. The loan is unsecured, non-interest bearing and due on demand.

Subsequent to December 31, 2009, the independent third party purchased shares of the Company and became a shareholder. The Company further borrowed an additional $29,320 from the shareholder, resulting in total loan payable of $31,462.